United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas August 10, 2005
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1237    17105 SH       SOLE                    17105
Alltel Corp                    COM              020039103      898    14425 SH       SOLE                    14425
Amgen Inc                      COM              031162100     1716    28382 SH       SOLE                    28382
Anadarko Pete Corp             COM              032511107      230     2800 SH       SOLE                     2800
Anheuser Busch Cos             COM              035229103      275     6000 SH       SOLE                     6000
BJ Services                    COM              055482103     1867    35575 SH       SOLE                    35575
BP Amoco PLC ADR               COM              055622104      414     6636 SH       SOLE                     6636
Bristol Myers Squibb           COM              110122108      301    12035 SH       SOLE                    12035
Caremark Rx Inc                COM              141705103     2448    54987 SH       SOLE                    54987
Citigroup Inc.                 COM              172967101     1886    40804 SH       SOLE                    40804
Citizens Holding Co            COM              174715102     1068    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      501    12000 SH       SOLE                    12000
Dell Inc.                      COM              247025109      240     6073 SH       SOLE                     6073
Diebold Inc.                   COM              253651103     1430    31700 SH       SOLE                    31700
EMC Corp.                      COM              268648102     1566   114252 SH       SOLE                   114252
Electronic Arts                COM              285512109     1701    30050 SH       SOLE                    30050
Exxon Mobil Corp               COM              302290101     1172    20393 SH       SOLE                    20393
First Data Corp.               COM              319963104     1757    43780 SH       SOLE                    43780
Flextronics Int'l              COM              y2573f102     1139    86225 SH       SOLE                    86225
General Electric Co.           COM              369604103     3115    89887 SH       SOLE                    89887
Intel Corp.                    COM              458140100     1300    49970 SH       SOLE                    49970
International Business Machine COM              459200101     1918    25850 SH       SOLE                    25850
Kohls Corp                     COM              500255104      876    15675 SH       SOLE                    15675
L3 Communications              COM              502424104     1825    23825 SH       SOLE                    23825
Lowes Cos Inc                  COM              548661107     2076    35650 SH       SOLE                    35650
Medtronic Inc                  COM              585055106     1222    23594 SH       SOLE                    23594
Microsoft Corp                 COM              594918104     1118    45010 SH       SOLE                    45010
Norwood Abbey Limited          COM              019619664       25    96000 SH       SOLE                    96000
Oracle Corp                    COM              68389X105     1477   111921 SH       SOLE                   111921
Pepsico Inc                    COM              713448108     1304    24175 SH       SOLE                    24175
Pfizer Inc                     COM              717081103     1707    61906 SH       SOLE                    61906
Pitney Bowes Inc               COM              724479100      714    16400 SH       SOLE                    16400
Quest Diagnostics Inc.         COM              74834L100     2189    41090 SH       SOLE                    41090
Schlumberger Ltd               COM              806857108     1870    24625 SH       SOLE                    24625
Scotts Companies               COM              810186106     1778    24975 SH       SOLE                    24975
Tellabs Inc                    COM              879664100      214    24550 SH       SOLE                    24550
Texas Instrs Inc               COM              882508104     1422    50643 SH       SOLE                    50643
Tyco Intl LTD New              COM              902124106     1638    56112 SH       SOLE                    56112
United Parcel Service          COM              911312106     1339    19360 SH       SOLE                    19360
United Technologies            COM              913017109     2074    40392 SH       SOLE                    40392
Wal Mart Stores Inc            COM              931142103     4155    86210 SH       SOLE                    86210
Wyeth                          COM              983024100     1581    35525 SH       SOLE                    35525
Zebra Technologies Corp Cl A   COM              989207105      228     5200 SH       SOLE                     5200
iShares Russell 2000 Growth In IDX              464287648     1353 20870.000SH       SOLE                20870.000
iShares Russell 2000 Index Fun IDX              464287655     1745 27401.294SH       SOLE                27401.294
iShares S & P 500              IDX              464287200      328 2755.000 SH       SOLE                 2755.000
ishares Dow Jones Select Divid IDX              464287168      551 8925.000 SH       SOLE                 8925.000
ishares EAFE Index             IDX              464287465     2702 51584.000SH       SOLE                51584.000
ishares Russell 1000 Growth In IDX              464287614      674 14048.000SH       SOLE                14048.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 49

Form 13F Information Tablle Value Total: $66,365
List of Other Included Managers:
No.		13F File Number		Name

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